UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10053
                                   811-10089

Name of Fund: Merrill Lynch Low Duration Fund of Merrill Lynch Investment
              Managers Funds, Inc. Low Duration Master Portfolio of Fund Asset Management Master Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Low Duration Fund of Merrill Lynch Investment Managers Funds, Inc. and Low Duration Master Portfolio of Fund Asset Management Master Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 06/30/06

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments

Merrill Lynch Low Duration Fund
Schedule of Investments as of September 30, 2005

                                  Beneficial
                                    Interest   Mutual Funds                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                               $ 641,562,550   Low Duration Master Portfolio                                         $  706,992,546
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Investments (Cost - $715,287,817) - 100.1%                         706,992,546

                                               Liabilities in Excess of Other Assets - (0.1%)                            (1,027,030)
                                                                                                                     --------------
                                               Net Assets - 100.0%                                                   $  705,965,516
                                                                                                                     ==============

Low Duration Master Portfolio
Schedule of Investments as of September 30, 2005                  (U.S. dollars)

                                        Face
Industry                              Amount   Asset-Backed Securities+                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                               California Infrastructure Series 1997-1:
                               $     592,232        PG&E-1 Class A7, 6.42% due 9/25/2008                             $      599,158
                                     533,344        SCE-1 Class A6, 6.38% due 9/25/2008                                     539,935
                                   4,100,000   Capital One Auto Finance Trust Series 2003-A Class A4A, 2.47%
                                               due 1/15/2010                                                              4,025,198
                                   7,000,000   Capital One Master Trust Series 2000-4 Class C,
                                               4.77% due 8/15/2008 (a)(b)                                                 7,007,378
                                   6,600,000   Chase Credit Card Master Trust Series 2003-1 Class C,
                                               5.07% due 4/15/2008 (a)                                                    6,616,474
                                   2,792,972   Chase Funding Mortgage Loan Asset-Backed Certificates Series 1999-4
                                               Class IA6, 7.407% due 9/25/2011                                            2,818,579
                                               Chase Manhattan Auto Owner Trust Class CTFS:
                                   1,346,345        Series 2002-B, 4.24% due 1/15/2009                                    1,345,631
                                   1,359,364        Series 2003-A, 2.04% due 12/15/2009                                   1,327,137
                                     114,820   Cityscape Home Equity Loan Trust Series 1996-4 Class A10, 7.40%
                                               due 9/25/2027 (b)                                                            114,536
                                   3,632,649   First Franklin Mortgage Loan Asset-Backed Certificates Series
                                               2003-FF5 Class A2, 2.82% due 3/25/2034 (a)                                 3,635,946
                                   8,500,000   First National Master Note Trust Series 2003-2 Class C,
                                               3.70% due 4/15/2009                                                        8,406,900
                                   1,749,895   GMAC Mortgage Corp. Loan Trust Series 2003-HE2
                                               Class A2, 3.14% due 6/25/2025                                              1,739,064
                                     741,363   Ikon Receivables Series 2003-1 Class A3B,
                                               2.33% due 12/15/2007                                                         737,501
                                   4,100,000   MBNA Credit Card Master Note Trust Series 2001 Class C3, 6.55%
                                               due 12/15/2008                                                             4,164,796
                                  10,550,000   Residential Asset Mortgage Products, Inc. Series 2003-RZ3 Class A6,
                                               3.40% due 3/25/2033                                                       10,172,782
                                               WFS Financial Owner Trust Class B:
                                     822,086        Series 2003-2, 2.48% due 12/20/2010                                     812,497
                                   4,035,024        Series 2003-4, 2.73% due 5/20/2011                                    3,962,329
                                     795,922   Whole Auto Loan Trust, Series 2004-1 Class D,
                                               5.60% due 3/15/2011                                                          797,707
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Asset-Backed Securities (Cost - $59,351,615) - 8.3%                 58,823,548
-----------------------------------------------------------------------------------------------------------------------------------

                                               Government Agency Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                               U.S. Treasury Notes:
                                   4,530,000        7% due 7/15/2006                                                      4,629,094
                                   9,940,000        3.625% due 4/30/2007                                                  9,856,126
                                  50,000,000        4% due 8/31/2007 (i)                                                 49,830,100
                                   2,900,000        2.625% due 5/15/2008 (d)                                              2,788,759
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Government Agency Obligations
                                               (Cost - $67,816,740) - 9.5%                                               67,104,079
-----------------------------------------------------------------------------------------------------------------------------------

Low Duration Master Portfolio
Schedule of Investments as of September 30, 2005                  (U.S. dollars)

                                        Face
                                      Amount   Government Agency Mortgage-Backed Obligations+                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                               Fannie Mae Guaranteed Pass-Through Certificates:
                               $     667,820        6.50% due 8/01/2032 - 9/01/2032                                  $      688,247
                                   6,151,292        8% due 7/01/2027 - 11/01/2032                                         6,576,255
                                               Fannie Mae Trust:
                                   8,500,000        Series 2003-17 Class QR, 4.50% due 11/25/2025                         8,483,275
                                   4,561,283        Series 2003-23 Class AB, 4% due 3/25/2017                             4,456,952
                                   5,557,986        Series 2003-48 Class HA, 3.50% due 11/25/2017                         5,370,129
                                               Freddie Mac Mortgage Participation Certificates:
                                  32,266,578        5% due 9/01/2019 - 5/01/2020                                         32,193,241
                                   8,301,110        6% due 5/01/2016 - 6/01/2017                                          8,532,084
                                   2,058,438        6.50% due 8/01/2016 - 2/01/2017                                       2,125,396
                                               Freddie Mac Multiclass Certificates:
                                   3,900,744        Series 2590 Class XR, 3.25% due 12/15/2013                            3,801,016
                                   8,218,987        Series 2651 Class GA, 2.75% due 7/15/2018                             7,717,447
                                   9,119,314        Series 2673 Class ML, 4% due 12/15/2022                               9,013,264
                                   6,496,250        Series 2677 Class HB, 4% due 3/15/2014                                6,343,517
                                               Ginnie Mae Trust:
                                   4,129,277        Series 2002-83 Class A, 3.313% due 4/16/2017                          4,027,452
                                  93,833,740        Series 2002-94 Class XB, 2.349% due 11/16/2007 (a)(c)                 1,595,577
                                   7,928,350        Series 2005-9 Class A, 4.026% due 5/16/2022                           7,770,378
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Government Agency Mortgage-Backed Obligations
                                               (Cost - $110,810,332) - 15.4%                                            108,694,230
-----------------------------------------------------------------------------------------------------------------------------------

                                               Non-Government Agency Mortgage-Backed Securities+
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage                        Ameriquest Mortgage Securities, Inc. Series 2004-FR1:
Obligations - 16.4%                6,770,865        Class A3, 2.65% due 5/25/2034                                         6,746,851
                                  11,000,000        Class A5, 4.455% due 5/25/2034                                       10,906,741
                                     132,537   BlackRock Capital Finance LP Series 1997-R2 Class AP, 1.077%
                                               due 12/25/2035 (a)(b)                                                        132,537
                                   5,495,058   COMM Series 2004-LB4A Class A1, 3.566% due 10/15/2037                      5,395,297
                                   4,500,000   CS First Boston Mortgage Securities Corp. Series 2004-C3 Class A2,
                                               3.913% due 7/15/2036                                                       4,423,598
                                   1,250,000   Capital Auto Receivables Asset Trust Series 2004-2 Class D, 5.82%
                                               due 5/15/2012 (b)                                                          1,242,224
                                               Countrywide Asset-Backed Certificates (a):
                                   3,200,000        Series 2004-12 Class AF2, 3.631% due 5/25/2024                        3,156,607
                                  10,500,000        Series 2004-13 Class AF3, 3.989% due 12/25/2034                      10,272,440
                                   9,750,000   First Horizon Asset Backed Securities Trust Series 2004-HE4 Class
                                               A2, 4.07% due 7/25/2019                                                    9,519,612
                                               GSAA Trust Class AF2:
                                   7,500,000        Series 2004-10, 4.22% due 8/25/2034 (a)                               7,428,452
                                   6,171,000        Series 2005-12, 4.972% due 11/26/2007                                 6,171,000
                                   7,279,490   LB-UBS Commercial Mortgage Trust Series 2004-C7 Class A1, 3.625%
                                               due 10/15/2029                                                             7,122,007
                                     433,107   Ocwen Residential MBS Corp. Series 1998-R2 Class AP, 5.86%
                                               due 11/25/2034 (a)(b)                                                        407,121

Low Duration Master Portfolio
Schedule of Investments as of September 30, 2005                  (U.S. dollars)

                                        Face
                                      Amount   Non-Government Agency Mortgage-Backed Securities+                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                               Popular ABS Mortgage Pass-Through Trust (a):
                               $   4,520,000        Series 2004-5 Class AF2, 3.735% due 12/25/2034                   $    4,455,912
                                   3,500,000        Series 2005-1 Class AF3, 4.142% due 5/25/2035                         3,437,809
                                   6,442,142   Residential Accredit Loans, Inc. Series 2005-QS12 Class A8, 4.388%
                                               due 8/25/2035 (a)                                                          6,436,102
                                      41,617   Salomon Brothers Mortgage Securities Series 1986-1 Class A, 6%
                                               due 12/25/2011                                                                41,512
                                               Structured Mortgage Asset Residential Trust:
                                       6,733        Series 1991-1 Class H, 8.25% due 6/25/2022                                6,745
                                       3,526        Series 1992-3A Class AA, 8% due 10/25/2007                                3,569
                                  10,800,000   WFS Financial Owner Trust Series 2004-4 Class A4, 3.44%
                                               due 5/17/2012                                                             10,543,360
                                      88,594   Walsh Acceptance Series 1997-2 Class A,
                                               5.83% due 3/01/2027 (a)(b)                                                    46,512
                                               Washington Mutual (a):
                                     110,324        Series 2000-1 Class B1, 7.31% due 1/25/2040 (b)                         109,910
                                  18,369,404        Series 2004-AR3 Class A1, 3.918% due 6/25/2034                       17,831,507
                                     220,884   Whole Auto Loan Trust, Series 2002-1 Class B,
                                               2.91% due 4/15/2009                                                          220,603
                                                                                                                     --------------
                                                                                                                        116,058,028
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-               1,443,081   Banc of America Commercial Mortgage, Inc. Series 2000-1 Class A1A,
Backed Securities - 2.1%                       7.109% due 11/15/2008                                                      1,494,020
                                   5,051,526   Bank of America Mortgage Securities Series 2003-J
                                               Class 2A1, 4.22% due 11/25/2033 (a)                                        4,964,717
                                     177,301   First Union National Bank-Bank of America Commercial Mortgage Trust
                                               Series 2001-C1 Class A1, 5.71% due 3/15/2033                                 178,545
                                     172,463   GS Mortgage Securities Corp. II Series 1998-C1 Class A1, 6.06%
                                               due 10/18/2030                                                               172,338
                                   7,972,249   Greenwich Capital Commercial Funding Corp. Series 2004-GG1
                                               Class A2, 3.835% due 6/10/2036                                             7,849,118
                                     105,603   Saxon Asset Securities Trust Series 2002-3 Class AV,
                                               4.23% due 12/25/2032 (a)                                                     105,605
                                                                                                                     --------------
                                                                                                                         14,764,343
-----------------------------------------------------------------------------------------------------------------------------------
Stripped Mortgage-Backed          81,673,710   CS First Boston Mortgage Securities Corp. Series 2003-CPN1
Securities (c) - 3.4%                          Class ASP, 1.584% due 3/15/2035 (a)                                        4,047,806
                                  32,015,392   Greenwich Capital Commercial Funding Corp., Series 2002-C1
                                               Class XP, 2.059% due 1/11/2035 (a)                                         2,299,054
                                  85,000,000   LB-UBS Commercial Mortgage Trust, Series 2002-C4
                                               Class XCP, 1.475% due 10/15/2035 (a)                                       4,029,323
                                               National Collegiate Student Loan Trust Class AIO:
                                  16,400,000        Series 2005-2, 7.73% due 3/25/2012                                    5,115,980
                                  33,292,725        Series 2005-GT1, 6.75% due 12/25/2009                                 8,500,049
                                                                                                                     --------------
                                                                                                                         23,992,212
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Non-Government Agency Mortgage-Backed Securities
                                               (Cost - $157,091,282) - 21.9%                                            154,814,583
-----------------------------------------------------------------------------------------------------------------------------------

Industry                                       Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.7%         1,250,000   Goodrich Corp., 6.45% due 4/15/2008                                        1,290,866
                                   1,985,000   Northrop Grumman Corp., 4.079% due 11/16/2006                              1,974,690
                                   1,700,000   Raytheon Co., 6.75% due 8/15/2007                                          1,756,664
                                                                                                                     --------------
                                                                                                                          5,022,220
-----------------------------------------------------------------------------------------------------------------------------------

Low Duration Master Portfolio
Schedule of Investments as of September 30, 2005                  (U.S. dollars)

                                        Face
Industry                              Amount   Corporate Bonds                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%                $     707,743   American Airlines, Inc. Series 2003-1, 3.857% due 1/09/2012           $      682,628
                                   1,868,076   Systems 2001 Asset Trust Pass Through Trusts,
                                               6.664% due 9/15/2013 (b)                                                   2,002,129
                                                                                                                     --------------
                                                                                                                          2,684,757
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.5%                 3,400,000   DaimlerChrysler NA Holding Corp., 4.75% due 1/15/2008                      3,382,089
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                     850,000   Coca-Cola Enterprises, Inc., 5.375% due 8/15/2006                            857,028
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.2%               1,800,000   Amgen, Inc., 4% due 11/18/2009                                             1,759,813
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.8%             1,070,000   The Bank of New York Co., Inc., 3.80% due 2/01/2008                        1,051,351
                                   2,400,000   The Bear Stearns Cos., Inc., 7.80% due 8/15/2007                           2,536,414
                                   1,000,000   Credit Suisse First Boston USA, Inc., 4.70% due 6/01/2009                    998,397
                                   2,220,000   Goldman Sachs Group, Inc., 4.125% due 1/15/2008                            2,197,589
                                   4,500,000   Lehman Brothers Holdings, Inc., 6.25% due 5/15/2006                        4,548,208
                                   1,470,000   Mellon Bank NA, 7% due 3/15/2006                                           1,485,954
                                                                                                                     --------------
                                                                                                                         12,817,913
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.2%                   1,165,000   Potash Corp. of Saskatchewan Inc., 7.125% due 6/15/2007                    1,209,136
                                     500,000   Praxair, Inc., 6.625% due 10/15/2007                                         519,233
                                                                                                                     --------------
                                                                                                                          1,728,369
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.1%            3,000,000   Bank of America Corp., 4.75% due 10/15/2006                                3,008,451
                                   2,680,000   FirstBank Puerto Rico, 7.625% due 12/20/2005                               2,687,255
                                   2,000,000   FleetBoston Financial Corp., 3.85% due 2/15/2008                           1,970,310
                                   2,425,000   HBOS Treasury Services Plc, 3.50% due 11/30/2007 (b)                       2,370,959
                                   3,500,000   Keycorp, 3.85% due 7/23/2007 (a)                                           3,507,353
                                   2,425,000   PNC Funding Corp., 4.20% due 3/10/2008                                     2,401,051
                                     670,000   Popular North America, Inc., 3.875% due 10/01/2008                           653,443
                                   1,260,000   Sovereign Bank, 4% due 2/01/2008                                           1,245,269
                                   2,500,000   US Bank NA, 4.125% due 3/17/2008                                           2,475,845
                                   1,500,000   Wachovia Corp., 6.15% due 3/15/2009                                        1,569,477
                                                                                                                     --------------
                                                                                                                         21,889,413
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &              3,300,000   Cendant Corp., 4.89% due 8/17/2006                                         3,282,147
Supplies - 1.0%                    3,985,000   International Lease Finance Corp., 2.95% due 5/23/2006                     3,950,106
                                                                                                                     --------------
                                                                                                                          7,232,253
-----------------------------------------------------------------------------------------------------------------------------------
Communications                     1,250,000   Harris Corp., 6.35% due 2/01/2028                                          1,310,093
Equipment - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.4%            3,310,000   Capital One Bank, 4.875% due 5/15/2008                                     3,312,615
                                   3,500,000   HSBC Finance Corp., 4.125% due 12/15/2008                                  3,436,437
                                   3,060,000   MBNA Corp., 5.625% due 11/30/2007                                          3,120,450
                                                                                                                     --------------
                                                                                                                          9,869,502
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.6%      3,950,000   Bemis Co., 6.50% due 8/15/2008                                             4,138,518
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial              8,000,000   Citigroup, Inc., 6.75% due 12/01/2005                                      8,032,424
Services - 4.9%                    5,000,000   Ford Motor Credit Co., 6.875% due 2/01/2006                                5,020,460
                                   2,700,000   General Electric Capital Corp. Series A, 3.75% due 12/15/2009              2,607,439
                                               JPMorgan Chase & Co.:
                                   2,970,000        5.625% due 8/15/2006                                                  3,004,915
                                   5,000,000        5.25% due 5/30/2007                                                   5,045,870
                                               Links Finance Corp. (a):
                                   1,500,000        Series 54, 4.12% due 9/15/2010                                        1,498,872
                                   1,500,000        Series 55, 4.04% due 9/15/2010                                        1,495,504
                                               Sigma Finance Corp. (a)(e):
                                   5,500,000        5.768% due 8/15/2011                                                  5,500,000
                                   2,700,000        5.89% due 3/31/2014                                                   2,728,172
                                                                                                                     --------------
                                                                                                                         34,933,656
-----------------------------------------------------------------------------------------------------------------------------------

Low Duration Master Portfolio
Schedule of Investments as of September 30, 2005                  (U.S. dollars)

                                        Face
Industry                              Amount   Corporate Bonds                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication  $   1,960,000   BellSouth Corp., 3.915% due 11/15/2007 (a)                            $    1,962,662
Services - 3.1%                    3,500,000   British Telecommunications Plc, 7.875% due 12/15/2005                      3,523,779
                                   2,500,000   France Telecom SA, 7.45% due 3/01/2006                                     2,529,003
                                   1,810,000   SBC Communications, Inc., 4.125% due 9/15/2009                             1,764,368
                                   1,500,000   TELUS Corp., 7.50% due 6/01/2007                                           1,566,378
                                   2,250,000   Telecom Italia Capital SA, 4% due 11/15/2008                               2,195,352
                                   8,250,000   Verizon Global Funding Corp., 6.75% due 12/01/2005                         8,285,327
                                                                                                                     --------------
                                                                                                                         21,826,869
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 3.3%          2,500,000   Alabama Power Co. Series Y, 2.80% due 12/01/2006                           2,452,990
                                   1,485,000   American Electric Power Co., Inc., 4.709% due 8/16/2007                    1,482,973
                                   4,550,000   Boston Edison Co., 4.099% due 10/15/2005 (a)                               4,550,100
                                   1,615,000   CC Funding Trust I, 6.90% due 2/16/2007                                    1,659,798
                                     645,000   Detroit Edison Co., 5.05% due 10/01/2005                                     645,000
                                   2,430,000   Entergy Gulf States, Inc., 3.60% due 6/01/2008                             2,333,269
                                   1,700,000   FirstEnergy Corp., 5.50% due 11/15/2006                                    1,714,372
                                   2,250,000   Midamerican Energy Holdings Co., 4.625% due 10/01/2007                     2,243,234
                                   3,330,000   National Rural Utilities Cooperative Finance Corp.,
                                               3.25% due 10/01/2007                                                       3,240,240
                                   2,500,000   Southern California Edison Co., 4.43% due 1/13/2006 (a)                    2,501,592
                                     685,000   Xcel Energy, Inc., 3.40% due 7/01/2008                                       660,983
                                                                                                                     --------------
                                                                                                                         23,484,551
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.5%               3,415,000   Cadbury Schweppes US Finance LLC, 3.875% due 10/01/2008 (b)                3,331,650
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 1.1%               1,495,000   KeySpan Corp., 4.90% due 5/16/2008                                         1,501,225
                                   4,040,000   Nisource Finance Corp., 4.393% due 11/23/2009 (a)                          4,055,808
                                   2,070,000   Panhandle Eastern Pipe Line Series B, 2.75% due 3/15/2007                  2,011,844
                                                                                                                     --------------
                                                                                                                          7,568,877
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &            1,940,000   WellPoint, Inc., 3.75% due 12/14/2007                                      1,900,523
Services - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &              1,000,000   Carnival Corp., 3.75% due 11/15/2007                                         980,932
Leisure - 0.5%                     1,800,000   Hilton Hotels Corp., 7.95% due 4/15/2007                                   1,879,828
                                     915,000   Mandalay Resort Group, 6.45% due 2/01/2006                                   918,431
                                                                                                                     --------------
                                                                                                                          3,779,191
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.5%          1,095,000   Centex Corp., 3.95% due 8/01/2007 (a)                                      1,095,790
                                   2,500,000   DR Horton, Inc., 7.50% due 12/01/2007                                      2,616,355
                                                                                                                     --------------
                                                                                                                          3,712,145
-----------------------------------------------------------------------------------------------------------------------------------
Industrial                                     Tyco International Group SA:
Conglomerates - 0.5%               3,000,000        6.375% due 2/15/2006                                                  3,020,031
                                     500,000        6.125% due 11/01/2008                                                   517,912
                                                                                                                     --------------
                                                                                                                          3,537,943
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.8%                   1,570,000   AON Corp., 6.95% due 1/15/2007                                             1,608,646
                                   1,960,000   Hartford Financial Services Group, Inc., 4.70% due 9/01/2007               1,954,796
                                     565,000   Marsh & McLennan Cos., Inc., 5.15% due 9/15/2010                             561,339
                                     385,000   Monumental Global Funding II, 3.85% due 3/03/2008 (b)                        377,840
                                   2,025,000   Platinum Underwriters Holdings Ltd., 6.371% due 11/16/2007 (b)             2,041,852
                                   1,470,000   Protective Life Secured Trust, 3.66% due 1/14/2008 (a)                     1,471,410
                                               Prudential Financial, Inc.:
                                   3,200,000        4.104% due 11/15/2006                                                 3,177,888
                                     500,000        3.75% due 5/01/2008                                                     492,528
                                   1,250,000   The St Paul Travelers Cos., Inc., 5.01% due 8/16/2007                      1,251,412
                                                                                                                     --------------
                                                                                                                         12,937,711
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                     360,000   Timken Co., 6.75% due 8/21/2006                                              362,863
-----------------------------------------------------------------------------------------------------------------------------------

Low Duration Master Portfolio
Schedule of Investments as of September 30, 2005                  (U.S. dollars)

                                        Face
Industry                              Amount   Corporate Bonds                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.5%                   $   1,440,000   Comcast Cable Communications, 6.375% due 1/30/2006                    $    1,449,426
                                   1,815,000   Cox Communications, Inc., 7.75% due 8/15/2006                              1,861,036
                                   2,000,000   Historic TW, Inc., 8.18% due 8/15/2007                                     2,119,350
                                   1,000,000   IAC/InterActiveCorp, 6.75% due 11/15/2005                                  1,002,111
                                   2,600,000   Media General, Inc., 6.95% due 9/01/2006                                   2,636,096
                                   1,220,000   News America, Inc., 6.75% due 1/09/2038                                    1,327,803
                                                                                                                     --------------
                                                                                                                         10,395,822
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.4%             2,745,000   Textron Financial Corp., 2.75% due 6/01/2006                               2,717,687
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.4%               400,000   Ameren Corp., 4.263% due 5/15/2007                                           396,468
                                               Dominion Resources, Inc.:
                                   1,010,000        Series B, 4.09% due 5/15/2006 (a)                                     1,011,334
                                   2,000,000        Series D, 5.125% due 12/15/2009                                       2,017,182
                                   2,500,000   PSEG Power LLC, 6.875% due 4/15/2006                                       2,529,860
                                   4,040,000   Sempra Energy, 4.621% due 5/17/2007                                        4,031,556
                                                                                                                     --------------
                                                                                                                          9,986,400
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%              600,000   Target Corp., 5.40% due 10/01/2008                                           614,090
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable              2,500,000   Burlington Resources Finance Co., 5.60% due 12/01/2006                     2,528,528
Fuels - 1.2%                       1,600,000   Conoco Funding Co., 5.45% due 10/15/2006                                   1,615,867
                                     977,500   Pemex Finance Ltd., 8.45% due 2/15/2007                                      998,516
                                   3,430,000   Pemex Project Funding Master Trust, 5.17% due 6/15/2010 (a)(b)             3,568,915
                                                                                                                     --------------
                                                                                                                          8,711,826
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.2%             1,500,000   Abbott Laboratories, 5.625% due 7/01/2006                                  1,514,300
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.9%                             Nationwide Health Properties, Inc.:
                                   1,400,000        7.60% due 11/20/2028                                                  1,592,345
                                   1,400,000        6.59% due 7/07/2038                                                   1,466,433
                                   3,000,000   Westfield Capital Corp. Ltd., 4% due 11/02/2007 (a)(b)                     3,005,190
                                                                                                                     --------------
                                                                                                                          6,063,968
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.9%                 3,500,000   Burlington Northern Santa Fe Corp., 6.375% due 12/15/2005                  3,513,375
                                   1,800,000   CSX Corp., 7.45% due 5/01/2007                                             1,873,255
                                     870,000   Norfolk Southern Corp., 7.35% due 5/15/2007                                  905,172
                                                                                                                     --------------
                                                                                                                          6,291,802
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.3%                    2,015,000   Computer Associates International, Inc.,                                   1,976,951
                                               4.75% due 12/01/2009 (b)
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                 2,150,000   Countrywide Home Loans, Inc., 4.25% due 12/19/2007                         2,129,130
Finance - 1.2%                     1,450,000   Golden West Financial Corp., 5.50% due 8/08/2006                           1,462,079
                                   1,330,000   Residential Capital Corp., 6.375% due 6/30/2010 (b)                        1,347,395
                                   3,325,000   Washington Mutual, Inc., 5.625% due 1/15/2007                              3,366,576
                                                                                                                     --------------
                                                                                                                          8,305,180
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication         5,200,000   Sprint Capital Corp., 6% due 1/15/2007                                     5,286,648
Services - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Corporate Bonds (Cost - $253,186,402) - 35.6%                      251,932,621
-----------------------------------------------------------------------------------------------------------------------------------

Preferred Securities

                                      Shares
                                        Held   Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                 17,700   CIT Group, Inc. Series B, 5.189%                                           1,779,404
Services - 0.3%

-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.1%                     1,500   Home Ownership Funding Corp. II, 13.338% (b)                                 449,555
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Preferred Stocks (Cost - $3,270,000) - 0.4%                          2,228,959
-----------------------------------------------------------------------------------------------------------------------------------

Low Duration Master Portfolio
Schedule of Investments as of September 30, 2005                  (U.S. dollars)

Preferred Securities

                                        Face
Industry                              Amount   Trust Preferreds                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.2%     $   8,490,000   RC Trust I, 7% due 5/15/2006                                          $    8,523,922
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.7%          5,120,000   PPL Capital Funding Trust I, 7.29% due 5/18/2006                           5,187,123
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Trust Preferreds (Cost - $13,886,687) - 1.9%                        13,711,045
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Preferred Securities (Cost - $17,156,687) - 2.3%                    15,940,004
-----------------------------------------------------------------------------------------------------------------------------------

                                               Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper*                 25,000,000   Blue Ridge Asset Funding Corp., 3.75% due 10/18/2005                      24,960,937
                                  25,800,000   CAFCO, LLC, 3.86% due 10/03/2005                                          25,800,000
                                                                                                                     --------------
                                                                                                                         50,760,937
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits                         27,467   Brown Brothers Harriman & Co., 3.31% due 10/03/2005                           27,467
-----------------------------------------------------------------------------------------------------------------------------------

                                  Beneficial
                                    Interest
-----------------------------------------------------------------------------------------------------------------------------------
                               $  51,050,000   Merrill Lynch Liquidity Series, LLC Money Market                          51,050,000
                                               Series (f)(g)
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Short-Term Securities (Cost - $101,838,404) - 14.4%                101,838,404
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Investments (Cost - $767,251,462) - 107.4%                         759,147,469
-----------------------------------------------------------------------------------------------------------------------------------

                                   Number of
                                   Contracts   Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Written - (0.0%)           67++   Swaption, expiring January 2006 at 4.25%,
                                               Broker UBS Warburg (h)                                                       (33,500)
-----------------------------------------------------------------------------------------------------------------------------------
Put Options Written - (0.1%)            67++   Swaption, expiring January 2006 at 4.25%,
                                               Broker UBS Warburg (h)                                                      (301,500)
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Options Written
                                               (Premiums Received - $262,975) - (0.1%)                                     (335,000)
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Investments, Net of Options Written
                                               (Cost - $766,988,487**) - 107.3%                                         758,812,469

                                               Liabilities in Excess of Other Assets - (7.3%)                           (51,819,923)
                                                                                                                     --------------
                                               Net Assets - 100.0%                                                   $  706,992,546
                                                                                                                     ==============

* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase.
** The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                       $        766,982,968
                                                           ====================
      Gross unrealized appreciation                        $          1,328,044
      Gross unrealized depreciation                                  (9,498,543)
                                                           --------------------
      Net unrealized depreciation                          $         (8,170,499)
                                                           ====================

+ Mortgage-Backed & Asset-Backed Obligations are subject to principal paydowns as a result of the prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.
++    One contract represents a notional amount of $1,000,000.
(a)   Floating rate note.
(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c)   Represents the interest only portion of a mortgage-backed obligation.
(d) All or a portion of security held as collateral in connection with open financial futures contracts.
(e) Restricted securities as to resale, representing 1.2% of net assets, were as follows:

      -----------------------------------------------------------------------------------------
                                      Acquisition
      Issue                               Date                Cost                     Value
      -----------------------------------------------------------------------------------------
      Sigma Finance Corp.:
        5.768% due 8/15/2011           2/13/2004           $ 5,500,000              $ 5,500,000
        5.89% due 3/31/2014            3/26/2004             2,700,000                2,728,172
      -----------------------------------------------------------------------------------------
      Total                                                $ 8,200,000              $ 8,228,172
                                                           ====================================

Low Duration Master Portfolio
Schedule of Investments as of September 30, 2005                  (U.S. dollars)

(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                         Net           Interest
      Affiliate                                       Activity          Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
      Money Market Series                         $  51,050,000      $    12,464
      --------------------------------------------------------------------------

(g)   Security was purchased with the cash proceeds from securities loans.
(h) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.
(i)   Security, or a portion of security, is on loan.

      For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

      Financial futures contracts purchased as of September 30, 2005 were as follows:

      --------------------------------------------------------------------------------------------------
      Number of                                   Expiration                Face              Unrealized
      Contracts               Issue                  Date                  Value            Depreciation
      --------------------------------------------------------------------------------------------------
                          Five-Year U.S.           December
        180               Treasury Note              2005             $  19,352,080         $  (117,392)
      --------------------------------------------------------------------------------------------------

      Swaps outstanding as of September 30, 2005 were as follows:

      --------------------------------------------------------------------------------------------------
                                                                                             Unrealized
                                                                          Notional         Appreciation
                                                                           Amount         (Depreciation)
      --------------------------------------------------------------------------------------------------
      Bought credit default protection on Aon Corp. and
      pay .37%
      Broker, Morgan Stanley Capital Services, Inc.
      Expires January 2007                                            $   1,725,000         $    (7,016)

      Pay a fixed rate of 2.8025% and receive a floating
      rate based on 3-month LIBOR
      Broker, JPMorgan Chase Bank
      Expires January 2007                                            $   1,725,000              37,765

      Sold credit default protection on WFS Financial
      Owner Trust Series 2003-2 Class C and receive .41%
      Broker, Morgan Stanley Capital Services, Inc.
      Expires December 2010                                           $   3,194,000               2,450

      Receive a floating rate based on 1-month LIBOR plus .47%, which is capped at a fixed coupon of 6% from 12/16/05 through expiration and pay a floating rate based on 1-month USD LIBOR

      Broker, Credit Suisse First Boston International
      Expires June 2011                                               $  37,500,000             (35,060)
      --------------------------------------------------------------------------------------------------
      Total                                                                                 $    (1,861)
                                                                                            ===========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Low Duration Fund of Merrill Lynch Investment Managers Funds, Inc. and Low Duration Master Portfolio of Fund Asset Management Master Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Low Duration Fund of Merrill Lynch Investment Managers Funds, Inc. and Low Duration Master Portfolio of Fund Asset Management Master Trust

Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Low Duration Fund of Merrill Lynch Investment Managers Funds, Inc. and Low Duration Master Portfolio of Fund Asset Management Master Trust

Date: November 17, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Low Duration Fund of Merrill Lynch Investment Managers Funds, Inc. and Low Duration Master Portfolio of Fund Asset Management Master Trust

Date: November 17, 2005